Tax - Current tax assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Consolidated and separate financial statements [line items]
Assets	£ 561	£ 415
Liabilities	(737)	(903)
Net current tax assets (liabilities)	(176)	(176)	£ (488)	£ (104)
As at 1 January	(176)	(488)
Income statement from continuing operations	(823)	(535)	(1,417)
Other comprehensive income	93	23
Corporate income tax paid	708	780
Other movements	94	44
As at 31 December	(104)	(176)	(488)
Assets	561	415		482
Current tax liabilities	(737)	(903)		(586)
Net current tax assets (liabilities)	(176)	(176)	(488)	(104)
Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Assets	501	385
Liabilities	(708)	(930)
Net current tax assets (liabilities)	(118)	(207)	(545)	(118)
As at 1 January	(207)	(545)
Income statement from continuing operations	(703)	(788)	(1,584)
Other comprehensive income	26	295
Corporate income tax paid	672	742
Other movements	94	89
As at 31 December	(118)	(207)	(545)
Assets	501	385		376
Current tax liabilities	(708)	(930)		(494)
Net current tax assets (liabilities)	£ (118)	£ (207)	£ (545)	£ (118)